Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Amortization expense of intangible assets
2018	¥ 13,050
2019	8,639
2020	4,666
2021	1,838
2022	¥ 1,798